SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Loss on disposal and write-down of assets	$ 31.5	$ 19.7
Amortization of union negotiation	10.0	10.8
Adjustments for provisions	(2.5)	13.0
Other expenses	7.2	6.9
Total non-cash expenses	$ 46.2	$ 50.4